American Conservative ValueS ETF

Schedule of InvestmentsOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
99.64%	COMMON STOCKS

6.19%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	1,195	$93,437
	Charter Communications, Inc.*	383	258,483
	Discovery Communications*	906	20,439
	Discovery, Inc. - A*	780	18,283
	DISH Network Corp.	1,441	59,182
	Electronic Arts, Inc.	291	40,813
	Fox Corp. - Class A	1,229	48,840
	Fox Corp. - Class B	1,165	43,058
	IAC/InterActive Corp.*	394	60,034
	Live Nation Entertainment, Inc.*	327	33,076
	Lumen Technologies, Inc.	1,902	22,558
	Match Group, Inc.*	491	74,033
	Netflix, Inc.*	685	472,862
	News Corp. - Class A	1,775	40,648
	News Corp. - Class B	1,608	36,277
	Omnicom Group, Inc.	1,175	79,994
	Spotify Technology SA*	203	58,748
	Take-Two Interactive Software	179	32,399
	The Interpublic Group of Cos, Inc.	2,587	94,607
	T-Mobile US, Inc.	2,151	247,430
	ViacomCBS, Inc.	1,720	62,298
	Vimeo, Inc.*	540	18,214
			1,915,713

10.58%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	74	16,688
	Aptiv PLC*	291	50,311
	AutoZone, Inc.*	2	3,570
	Bath & Body Works, Inc.	311	21,487
	Best Buy Co., Inc.	255	31,171
	Booking Holdings, Inc.*	74	179,138
	BorgWarner, Inc.	323	14,558
	CarMax, Inc.*	146	19,990
	Carnival Corp.*	796	17,639
	Chipotle Mexican Grill, Inc.*	37	65,824
	DR Horton, Inc.	292	26,067
	Darden Restaurants, Inc.	149	21,477
	Dollar General Corp.	363	80,412
	Dollar Tree, Inc.*	253	27,263

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Domino’s Pizza, Inc.	37	$18,092
	eBay, Inc.	598	45,879
	Etsy, Inc.*	213	53,397
	Expedia Group, Inc.*	480	78,917
	Ford Motor Co.	4,495	76,775
	The Gap, Inc.	253	5,741
	Garmin Ltd.	505	72,518
	Genuine Parts Co.	183	23,993
	Hasbro, Inc.	76	7,278
	Hilton Worldwide Holdings, Inc.*	291	41,889
	The Home Depot, Inc.	1,633	607,051
	Las Vegas Sands Corp.	437	16,960
	Lennar Corp.*	216	21,585
	LKQ Corp.*	216	11,897
	Marriott International, Inc./MD*	694	111,054
	McDonald’s Corp.	822	201,842
	MGM Resorts International	910	42,916
	Norwegian Cruise Line Holdings*	219	5,633
	O’Reilly Automotive, Inc.*	74	46,052
	Polo Ralph Lauren Corp.	36	4,578
	Pool Corp.	37	19,061
	PulteGroup, Inc.	112	5,385
	PVH Corp.	73	7,981
	Ross Stores, Inc.	366	41,431
	Royal Caribbean Cruises Ltd.*	183	15,451
	Tapestry, Inc.	220	8,576
	Target Corp.	537	139,416
	Tesla, Inc.*	685	763,090
	The TJX Cos, Inc.	1,331	87,167
	Tractor Supply Co.	112	24,323
	Ulta Beauty, Inc.	37	13,592
	Under Armour, Inc.- Class A*	178	3,361
	Under Armour, Inc. - Class C*	145	3,184
	VF Corp.	290	21,135
	Wynn Resorts Ltd.*	107	9,609
	YUM! Brands, Inc.	330	41,230
			3,273,634

7.61%	CONSUMER STAPLES
	Altria Group, Inc.	1,705	75,208
	Archer-Daniels-Midland Co.	946	60,771
	Brown-Forman Corp.	227	15,411

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Church & Dwight Co., Inc.	183	$15,987
	The Clorox Co.	30	4,890
	Colgate-Palmolive Co.	758	57,752
	Constellation Brands, Inc.	287	62,224
	Costco Wholesale Corp.	1,154	567,237
	The Estee Lauder Cos., Inc.	183	59,352
	General Mills, Inc.	438	27,068
	Kimberly-Clark Corp.	254	32,890
	The Kraft Heinz Co.	691	24,800
	The Kroger Co.	939	37,579
	McCormick & Co., Inc./MD	146	11,714
	Mondelez International, Inc.	1,736	105,445
	Monster Beverage Corp.*	688	58,480
	PepsiCo, Inc.	2,228	360,045
	Philip Morris International, Inc.	1,232	116,473
	The Procter & Gamble Co.	3,744	535,355
	Sysco Corp.	516	39,680
	The Hershey Co.	111	19,464
	Tyson Foods, Inc.	289	23,111
	Walgreens Boots Alliance, Inc.	944	44,387
			2,355,323
2.66%	ENERGY
	Baker Hughes Co.	759	19,036
	Chevron Corp.	1,880	215,241
	ConocoPhillips	800	59,592
	EOG Resources, Inc.	399	36,892
	Exxon Mobil Corp.	4,137	266,712
	Halliburton Co.	721	18,018
	Hess Corp.	109	9,000
	Kinder Morgan, Inc.	1,666	27,905
	Marathon Petroleum Corp.	728	47,997
	Occidental Petroleum Corp.	729	24,443
	ONEOK, Inc.	323	20,549
	Pioneer Natural Resources Co.	73	13,650
	Schlumberger NV	1,373	44,293
	The Williams Cos., Inc.	686	19,270
			822,598

11.79%	FINANCIALS
	Aflac, Inc.	724	38,859
	The Allstate Corp.	326	40,316
	American International Group, Inc.	1,011	59,740

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

Security Description	Number of Shares	Fair Value
Ameriprise Financial, Inc.	150	$45,320
Aon PLC	183	58,545
Arthur J Gallagher & Co.	74	12,408
Bank of New York Mellon Corp.	1,054	62,397
Berkshire Hathaway, Inc.*	2,412	692,268
Capital One Financial Corp.	368	55,579
Cboe Global Markets, Inc.	76	10,027
Chubb Ltd.	543	106,091
Cincinnati Financial Corp.	149	18,095
Citigroup, Inc.	2,661	184,035
Citizens Financial Group, Inc.	614	29,091
CME Group, Inc.	397	87,558
Discover Financial Services	150	16,998
Fifth Third BanCorp	1,015	44,183
First Republic Bank/California	219	47,376
Franklin Resources, Inc.	214	6,739
Hartford Financial Services Group	256	18,670
Huntington Bancshares, Inc.	1,125	17,708
Intercontinental Exchange, Inc.	615	85,153
Invesco Ltd.	114	2,897
KeyCorp	762	17,732
Lincoln National Corp.	178	12,843
Loews Corp.	173	9,700
MarketAxess Holdings, Inc.	37	15,121
Marsh & McLennan Cos., Inc.	469	78,229
MetLife, Inc.	1,266	79,505
Moody’s Corp.	212	85,680
Morgan Stanley	2,203	226,424
MSCI, Inc.	39	25,930
Northern Trust Corp.	289	35,559
PNC Financial Services Group	661	139,491
Principal Financial Group, Inc.	147	9,862
Prudential Financial, Inc.	685	75,384
Raymond James Financial, Inc.	219	21,591
Regions Financial Corp.	1,302	30,831
Rocket Cos., Inc.	1,142	18,820
S&P Global, Inc.	358	169,749
State Street Corp.	435	42,869
SVB Financial Group*	74	53,088
Synchrony Financial	75	3,484
T Rowe Price Group, Inc.	256	55,521
The Charles Schwab Corp.	2,314	189,817

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	The Travelers Cos., Inc.	291	$46,816
	Truist Financial Corp.	1,736	110,183
	US Bancorp	2,076	125,328
	Wells Fargo & Co.	3,947	201,929
	Willis Towers Watson PLC	112	27,135
			3,648,674

13.79%	HEALTHCARE
	Abbott Laboratories	1,791	230,842
	AbbVie, Inc.	1,849	212,025
	Agilent Technologies, Inc.	183	28,821
	Align Technology, Inc.*	74	46,204
	AmerisourceBergen Corp.	219	26,722
	Amgen, Inc.	571	118,180
	Anthem, Inc.	183	79,629
	AstraZeneca PLC	620	38,676
	Baxter International, Inc.	71	5,606
	Becton Dickinson and Co.	256	61,335
	Biogen, Inc.*	183	48,802
	Boston Scientific Corp.*	1,338	57,708
	Bristol-Myers Squibb Co.	2,458	143,547
	Cardinal Health, Inc.	213	10,184
	Catalent, Inc.*	74	10,202
	Centene Corp.*	396	28,211
	Cerner Corp.	68	5,052
	Cigna Corp.	431	92,066
	The Cooper Cos., Inc.	37	15,426
	CVS Health Corp.	1,271	113,475
	Danaher Corp.	825	257,210
	Dexcom, Inc.*	74	46,118
	Edwards Lifesciences Corp.*	511	61,228
	Eli Lilly & Co.	897	228,520
	Gilead Sciences, Inc.	1,449	94,011
	HCA Healthcare, Inc.	218	54,600
	Hologic, Inc.*	109	7,991
	Humana, Inc.	107	49,558
	IDEXX Laboratories, Inc.*	39	25,979
	Illumina, Inc.*	146	60,599
	Incyte Corp.*	114	7,636
	Intuitive Surgical, Inc.*	339	122,423
	IQVIA Holdings, Inc.	145	37,906
	Laboratory Corporation of America *	74	21,239

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	McKesson Corp.*	183	$38,042
	Medtronic PLC	1,318	157,975
	Merck & Co., Inc.	2,713	238,880
	Mettler-Toledo International, Inc.*	1	1,481
	Pfizer, Inc.	5,620	245,819
	Regeneron Pharmaceuticals, Inc.*	114	72,953
	ResMed, Inc.	75	19,718
	Stryker Corp.	326	86,739
	Thermo Fisher Scientific, Inc.	391	247,530
	UnitedHealth Group, Inc.	897	413,042
	Veeva Systems, Inc.*	250	79,253
	Vertex Pharmaceuticals, Inc.*	397	73,417
	West Pharmaceutical Services, Inc.	37	15,906
	Zimmer Biomet Holdings, Inc.	119	17,031
	Zoetis, Inc.	510	110,262
			4,265,779

8.46%	INDUSTRIALS
	3M Co.	279	49,852
	American Airlines Group, Inc.*	1,882	36,134
	AMETEK, Inc.	143	18,933
	The Boeing Co.*	491	101,652
	Carrier Global Corp.	399	20,840
	Caterpillar, Inc.	543	110,777
	CH Robinson Worldwide, Inc.	114	11,057
	Cintas Corp.	74	32,049
	Copart, Inc.*	215	33,387
	CSX Corp.	2,168	78,417
	Cummins, Inc.	183	43,891
	Deere & Co.	290	99,270
	Eaton Corp. PLC	400	65,904
	Emerson Electric Co.	650	63,056
	Equifax, Inc.	110	30,517
	Expeditors International of Washington, Inc.	148	18,242
	Fastenal Co.	546	31,166
	FedEx Corp.	219	51,581
	Fortive Corp.	258	19,533
	General Dynamics Corp.	181	36,698
	General Electric Co.	1,011	106,024
	Honeywell International, Inc.	822	179,706
	IHS Markit Ltd.	474	61,961

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Illinois Tool Works, Inc.	219	$49,904
	Ingersoll Rand, Inc.*	292	15,698
	Jacobs Engineering Group, Inc.	107	15,025
	JB Hunt Transport Services, Inc.	37	7,296
	Johnson Controls International	946	69,408
	Kansas City Southern	37	11,479
	L3Harris Technologies, Inc.	218	50,258
	Lockheed Martin Corp.	250	83,080
	Nielsen Holdings PLC	220	4,455
	Norfolk Southern Corp.	256	75,021
	Northrop Grumman Corp.	147	52,511
	Old Dominion Freight Line, Inc.	75	25,601
	Otis Worldwide Corp.	214	17,186
	PACCAR, Inc.	328	29,395
	Parker-Hannifin Corp.	111	32,921
	Quanta Services, Inc.	37	4,487
	Raytheon Technologies Corp.	1,448	128,669
	Republic Services, Inc.	112	15,075
	Rockwell Automation, Inc.	37	11,818
	Roper Technologies, Inc.	113	55,129
	Southwest Airlines Co.*	726	34,325
	Stanley Black & Decker, Inc.	146	26,241
	Trane Technologies PLC	180	32,567
	TransDigm Group, Inc.	37	23,081
	Union Pacific Corp.	645	155,703
	United Airlines Holdings, Inc.	254	11,720
	United Parcel Service, Inc.	642	137,048
	Verisk Analytics, Inc.	184	38,690
	Wabtec Corp.	143	12,974
	Waste Management, Inc.	402	64,412
	WW Grainger, Inc.	37	17,135
	Xylem, Inc.	75	9,794
			2,618,753

12.88%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.	1,811	217,737
	Amphenol Corp.	576	44,220
	Analog Devices, Inc.	361	62,630
	Applied Materials, Inc.	905	123,668
	Arista Networks, Inc.*	288	117,991
	Broadcom, Inc.	359	190,870
	CDW Corp./DE	112	20,905

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Cisco Systems, Inc./Delaware	8,922	$499,364
	Corning, Inc.	692	24,614
	F5 Networks, Inc.*	38	8,024
	Hewlett Packard Enterprise Co.	1,235	18,093
	HP, Inc.	1,686	51,136
	Intel Corp.	3,953	193,697
	Juniper Networks, Inc.	111	3,277
	Keysight Technologies, Inc.*	146	26,283
	KLA Corp.	112	41,749
	Lam Research Corp.	146	82,281
	Microchip Technology, Inc.	364	26,969
	Micron Technology, Inc.	1,012	69,929
	Motorola Solutions, Inc.	149	37,040
	NetApp, Inc.	114	10,180
	NVIDIA Corp.	3,097	791,810
	Qorvo, Inc.*	36	6,056
	QUALCOMM, Inc.	1,285	170,956
	Seagate Technology Holdings PL	175	15,587
	ServiceNow, Inc.*	349	243,518
	Skyworks Solutions, Inc.	112	18,719
	TE Connectivity Ltd.	366	53,436
	Teradyne, Inc.	108	14,930
	Texas Instruments, Inc.	1,105	207,165
	Visa, Inc.	1,902	402,787
	Western Digital Corp.*	257	13,439
	Xilinx, Inc.	179	32,220
	Zebra Technologies Corp.*	213	113,731
	Zoom Video Communications, Inc.*	114	31,310
			3,986,321

2.76%	MATERIALS
	Air Products and Chemicals, Inc.	222	66,558
	Albemarle Corp.	37	9,267
	Amcor PLC	1,632	19,698
	Ball Corp.	364	33,299
	Celanese Corp.	38	6,137
	Corteva, Inc.	728	31,413
	Dow, Inc.	797	44,608
	DuPont de Nemours, Inc.	799	55,610
	Ecolab, Inc.	258	57,333
	FMC Corp.	38	3,458
	Freeport-McMoRan, Inc.	1,741	65,671

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	International Paper Co.	509	$25,282
	International Flavors & Fragrances, Inc.	73	10,764
	Linde PLC	613	195,670
	LyondellBasell Industries NV	215	19,956
	The Mosaic Co.	289	12,014
	Newmont Corp.	688	37,152
	Nucor Corp.	250	27,913
	Packaging Corp. of America	75	10,303
	PPG Industries, Inc.	219	35,165
	The Sherwin-Williams Co.	220	69,654
	Sylvamo Corp.*	45	1,267
	Vulcan Materials Co.	37	7,034
	Westrock Co.	183	8,802
			854,028

2.40%	REAL ESTATE
	Alexandria Real Estate Equities	75	15,311
	American Tower Corp.	399	112,506
	AvalonBay Communities, Inc.	112	26,508
	CBRE Group, Inc.*	435	45,275
	Crown Castle International Corp.	402	72,481
	Digital Realty Trust, Inc.	255	40,242
	Equinix, Inc.	113	94,589
	Equity Residential	328	28,339
	Extra Space Storage, Inc.	38	7,500
	Host Hotels & Resorts, Inc.*	428	7,203
	Mid-America Apartment Communities	38	7,760
	Prologis, Inc.	795	115,243
	Public Storage	182	60,457
	Realty Income Corp.	169	12,072
	SBA Communications Corp.	29	10,015
	Simon Property Group, Inc.	179	26,238
	Ventas, Inc.	213	11,368
	Welltower, Inc.	364	29,266
	Weyerhaeuser Co.	577	20,610
			742,983

17.89%	SOFTWARE & SERVICES
	Accenture PLC	970	348,026
	Adobe, Inc.*	1,113	723,851
	ANSYS, Inc.*	74	28,089
	Autodesk, Inc.*	394	125,138

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Automatic Data Processing, Inc.	510	$114,489
	Broadridge Financial Solutions	111	19,804
	Cadence Design Systems, Inc.*	616	106,636
	Cloudflare, Inc.*	192	37,386
	Cognizant Technology Solutions	615	48,025
	DXC Technology Co.*	214	6,970
	Fidelity National Information	613	67,884
	Fiserv, Inc.*	547	53,874
	FleetCor Technologies, Inc.*	38	9,402
	Fortinet, Inc.*	143	48,097
	Gartner, Inc.	144	47,795
	Global Payments, Inc.	258	36,891
	International Business Machine	875	109,462
	Intuit, Inc.	399	249,770
	Mastercard, Inc.	948	318,073
	Microsoft Corp.	7,008	2,323,993
	NortonLifeLock, Inc.	361	9,187
	Oracle Corp.	1,919	184,109
	Paychex, Inc.	364	44,874
	Paycom Software, Inc.*	37	20,270
	PayPal Holdings, Inc.*	1,258	292,598
	Synopsys, Inc.*	184	61,305
	Tyler Technologies, Inc.	32	17,383
	VeriSign, Inc.	372	82,833
			5,536,214

2.63%	UTILITIES
	The AES Corp.	213	5,353
	Ameren Corp.	25	2,107
	American Electric Power Co., Inc.	471	39,898
	American Water Works Co., Inc.	75	13,064
	CenterPoint Energy, Inc.	362	9,426
	Consolidated Edison, Inc.	35	2,639
	Dominion Energy, Inc.	800	60,744
	DTE Energy Co.	150	17,003
	Duke Energy Corp.	797	81,302
	Edison International	281	17,683
	Eversource Energy	291	24,706
	Exelon Corp.	1,125	59,839
	FirstEnergy Corp.	474	18,263
	NextEra Energy, Inc.	3,323	283,552
	Public Service Enterprise Group	399	25,456

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Sempra Energy	290	$37,013
	The Southern Co.	1,083	67,493
	WEC Energy Group, Inc.	222	19,993
	Xcel Energy, Inc.	436	28,161
			813,695

99.64%	TOTAL COMMON STOCKS		30,833,715

99.64%	TOTAL INVESTMENTS		30,833,715
0.36%	Other assets, net of liabilities		110,191
100.00%	NET ASSETS		$30,943,906

*Non-income producing

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$30,833,715	$—	$—	$30,833,715
Total Investments	$30,833,715	$—	$—	$30,833,715

American Conservative ValueS ETF

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2021.

At October 31, 2021, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $28,168,053 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,090,049
Gross unrealized depreciation	(424,387)
Net unrealized appreciation	$2,665,662